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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):      [  ] is a restatement.
                                       [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Quantitative Advantage, LLC
Address: 10225 Yellow Circle Drive
         Minnetonka, MN 55343

Form 13F File Number: 028-119785

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  John W. Wing
Title: President
Phone: (952) 942-3206

Signature, Place, and Date of Signing:

/s/ John W. Wing           Minnetonka, Minnesota      May 12, 2009
-------------------------  -------------------------  ------------------------
[Signature]                [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  18

Form 13F Information Table Value Total:  $ 199,586
                                        (thousands)

List of Other Included Managers:

None.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

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
                                                                                       VOTING AUTHORITY
                                                 VALUE            INVESTMENT  OTHER
NAME OF ISSUER        TITLE OF CLASS    CUSIP   (x1000)  SHARES   DISCRETION MANAGER SOLE SHARED   NONE
--------------        --------------- --------- ------- --------- ---------- ------- ---- ------ ---------
ISHARES TR            S&P GBL HLTHCR  464287325    264      6,643    SOLE      N/A                   6,643
ISHARES TR            NASDAQ BIO INDX 464287556    267      4,017    SOLE      N/A                   4,017
ISHARES TR            DJ PHARMA INDX  464288836    271      6,435    SOLE      N/A                   6,435
ISHARES SILVER TRUST  ISHARES         46428Q109    319     24,916    SOLE      N/A                  24,916
ISHARES TR            S&P 500 INDEX   464287200    549      6,899    SOLE      N/A                   6,899
ISHARES TR            DJ US UTILS     464287697    729     11,985    SOLE      N/A                  11,985
ISHARES TR            S&P GBL TELCM   464287275  3,022     68,943    SOLE      N/A                  68,943
ISHARES TR            DJ US TELECOMM  464287713  8,714    546,671    SOLE      N/A                 546,671
ISHARES TR            CONS GOOD IDX   464287812 10,470    255,358    SOLE      N/A                 255,358
ISHARES TR            DJ US HEALTHCR  464287762 11,737    237,600    SOLE      N/A                 237,600
ISHARES TR            S&P NA SFOTWR   464287515 12,547    379,394    SOLE      N/A                 379,394
ISHARES TR            DJ US TECH SEC  464287721 12,769    344,842    SOLE      N/A                 344,842
ISHARES INC           MSCI JAPAN      464286848 14,719  1,863,124    SOLE      N/A               1,863,124
ISHARES INC           MSCI PAC J IDX  464286665 15,757    639,748    SOLE      N/A                 639,748
ISHARES TR            MSCI EMERG MKT  464287234 15,941    642,506    SOLE      N/A                 642,506
ISHARES TR            BARCLYS 1-3 YR  464287457 18,601    220,600    SOLE      N/A                 220,600
ISHARES TR            BARCLYS 3-7 YR  464288661 18,624    162,144    SOLE      N/A                 162,144
ISHARES TR            S&P500 GRW      464287309 54,286  1,296,846    SOLE      N/A               1,296,846